Notes Payable (Details) - Part 2.2.1					3 Months Ended
	Sep. 26, 2023 USD ($)	Jun. 23, 2023 USD ($) a shares	Jun. 08, 2023 USD ($) a ft²	May 16, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 16, 2023 USD ($)
Obligations Upon Future Receivables [Member] | Cash Advance Agreement [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Sold to Cedar				$ 710,500
Obligations Upon Future Receivables [Member] | Cash Advance Agreement, 2 [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Sold to Cedar	$ 1,171,500
Obligations Upon Future Receivables [Member] | Cedar Advance LLC [Member] | Cash Advance Agreement [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Sold to Cedar				710,500
Purchase price				500,000
Withdraw amount				25,375
Debt issuance costs				$ 25,000
Interest charges					$ 14,286
Obligations Upon Future Receivables [Member] | Cedar Advance LLC [Member] | Cash Advance Agreement, 2 [Member] | SG Building Blocks, Inc. [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Sold to Cedar	1,171,500
Purchase price	825,000
Withdraw amount	$ 41,800
Secured Debt [Member] | SouthStar Financial, LLC [Member] | Non-Recourse Factoring and Security Agreement [Member] | SG Echo, LLC [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Area of Land (in Acres) | a			19
Area square foot (in Square Feet) | ft²			56,775
Principal amount			$ 1,750,000
Secured Debt [Member] | SouthStar Financial, LLC [Member] | Non-Recourse Factoring and Security Agreement [Member] | SG Echo, LLC [Member] | Maximum [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Purchase price			1,500,000
Secured Debt [Member] | SouthStar Financial, LLC [Member] | Security Agreement [Member] | SG Echo, LLC [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Debt issuance costs			$ 60,120
Interest charges					60,100
Bear interest rate			23.00%
Maturity date			Jun. 01, 2025
Percentage of origination fee			3.00%
Description of Secured Promissory Note			occurrence of an Event of Default (as defined in the Secured Promissory Note), the default interest rate will be 28% per annum, or the maximum legal amount provided by law, whichever is greater.
Default interest rate			28.00%
Debt issuance costs					10,020
Obligations Upon Account Receivables [Member] | SouthStar Financial, LLC [Member] | Non-Recourse Factoring Agreement [Member] | SG Echo, LLC [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Percentage of accounts receivable			80.00%
Percentage of face amount			1.95%
Accounts receivable for the first twenty-five day			25 days
Percentage of additional			1.25%
Additional fifteen day period or part			15 days
Percentage of additional one			1.50%
Period will be charged for invoices exceeding			15 days
Period from advance date			60 days
Percentage of over advance			3.90%
Period after the Overadvance			25 days
Percentage of additional fee			2.50%
Period for face amount days			15 days
Collateral fee			$ 50
Percentage of face amount of collateral debt			0.25%
Period of agreement initial term			36 months
Period of agreement renewal term			36 months
Period of agreement renewal term			36 months
Threshold percentage			50.00%
Period between days			31 days
Obligations Upon Account Receivables [Member] | SouthStar Financial, LLC [Member] | Non-Recourse Factoring Agreement [Member] | SG Echo, LLC [Member] | Maximum [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Period of agreement termination before end of initial term			60 days
Period of agreement termination before end of renewal term			60 days
Obligations Upon Account Receivables [Member] | SouthStar Financial, LLC [Member] | Non-Recourse Factoring Agreement [Member] | SG Echo, LLC [Member] | Minimum [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Period of agreement termination before end of initial term			90 days
Period of agreement termination before end of renewal term			90 days
Obligations Upon Account Receivables [Member] | ATCO Structures and Logistics (USA) Inc. [Member] | Non-Recourse Factoring Agreement [Member] | SG Echo, LLC [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Debt instrument, minimum collateral amount			$ 250,000
Loans Payable [Member] | BCV S and G DevCorp [Member] | BCV Loan Agreement [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Principal amount		$ 1,250,000
Loans Payable [Member] | BCV S and G DevCorp [Member] | BCV Loan Agreement [Member] | SGB Development Corp. [Member]
Notes Payable (Details) - Part 2.2.1 [Line Items]
Debt issuance costs					35,000
Interest charges					233,412
Area of Land (in Acres) | a		29.66
Principal amount		$ 1,250,000
Bear interest rate		14.00%
Maturity date		Dec. 01, 2024
Debt issuance costs					$ 410,118
Debt Instrument		$ 2,000,000
Debt instrument, period from issuance date		12 months
Number of shares pledged (in Shares) | shares		1,999,999
Percentage of shares pledged		19.99%
Loan processing fee		$ 70,000
Loan management fee payable per annum		27,500
Broker fees		$ 37,500
Loaned amount						$ 500,000